Debt Issue Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Issue Costs

Note 11 Debt Issue Costs

	June 30, 2017 (Unaudited)	December 31, 2016 (Audited)

Debt Issuance Costs	$316,797	$316,797
Total	316,797	316,797
Less: Accumulated Amortization	(316,797)	(316,797)
Debt Issuance Costs net	$—	$—

The Company recorded amortization expense of $0 for the three-months and six-months ended June 30, 2017 and $ $8,569, and $14,609 for three-months and six-months ended June 30, 2016, respectively.

Note 10 Debt Issue Costs

	December 31, 2016	December 31, 2015

Debt Issuance Costs	$316,797	$316,797
Total	316,797	316,797
Less: Accumulated Amortization	(316,797)	(302,192)
Debt Issuance Costs	$—	$14,605

The Company recorded amortization expense of $14,605 and $117,098 for the twelve months ended December 31, 2016 and 2015, respectively.